Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Operating expenses
Research and development	$ 343,742	$ 1,101,820	$ 1,397,554	$ 1,489,483	$ 1,537,491
General and administrative	1,438,553	1,192,244	3,676,125	2,666,669	1,621,341
Share-based compensation expense (Notes 8(v), 8(xiii) and 9)	158,244	112,573	1,495,837	1,709,230	484,210
Depreciation (Note 5)	14,387	34,036	63,454	59,479	44,448
Total operating expenses	1,954,926	2,440,673	6,632,970	5,924,861	3,687,490
Other expenses (income)
Imputed interest expense (Note 6)	0	27,677	0	0	27,677
Interest expense	0	6,212	2,839	3,018	6,391
Other income	(8,522)	(46,026)	(42,173)	(33,974)	(46,349)
Foreign exchange loss	(71,399)	36,211	112,771	184,125	36,211
Change in fair value of warrant derivative liability (Note 10)	(870,913)	0	(7,742,555)	(484,124)	6,387,473
Total other (income) expenses	(950,834)	24,074	(7,669,118)	(330,955)	6,411,403
Net (loss) income for the period	(1,004,092)	(2,464,747)	1,036,148	(5,593,906)	(10,098,893)
Foreign exchange translation adjustment	0	(24,390)	0	24,799	409
Net (loss) income and comprehensive (loss) income for the period	$ (1,004,092)	$ (2,489,137)	$ 1,036,148	$ (5,569,107)	$ (10,098,484)
(Loss) income per share - basic (Note 14) (in dollars per share)	$ (0.01)	$ (0.05)	$ 0.01	$ (0.08)	$ (0.20)
(Loss) income per share - diluted (Note 14) (in dollars per share)	$ (0.01)	$ (0.05)	$ (0.08)	$ (0.08)	$ (0.20)
Weighted average number of shares outstanding - basic (Note 14) (in shares)	72,455,753	48,225,034	71,554,822	67,210,266	50,226,548
Weighted average number of shares outstanding - diluted (Note 14) (in shares)	72,455,753	48,225,034	79,984,257	67,210,266	50,226,548